Financial instruments - Schedule of detailed information about liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	$ 31,270	$ 32,163
Debt	74,780	$ 0
Liquidity risk [Member] | Less than six months [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	31,270
Debt	21,030
Purchase commitments	4,319
Total	56,619
Liquidity risk [Member] | 6 months to 1 year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	0
Debt	53,750
Purchase commitments	514
Total	54,264
Liquidity risk [Member] | 1 to 3 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	0
Debt	17,500
Purchase commitments	31
Total	17,531
Liquidity risk [Member] | Over 3 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	0
Debt	0
Purchase commitments	10
Total	$ 10